UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
Loveless & Co., Inc.
Address:
222 Kearny Street

Suite 604

San Francisco, CA 94108
13F File
Number:
028-07840

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
William R. Loveless

Title:
President

Phone:
415-397-4949


Signature,
Place,
and Date of Signing:
William R. Loveless
San Francisco, CA
May 1, 2003
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:




FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
144
Form 13F Information Table Value Total:
$59,922
(thousands)


List of Other Included Managers:



NONE







	FORM 13F INFORMATION TABLE

 								VALUE   SHARES/  SH/  INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN   DSCRETN    MANAGERS     SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COMMON           001957109    1,168   39,750 SH     Sole                    39,750
AT&T Wireless                  COMMON           00209A106       21    1,000 SH     Sole                     1,000
Acesita C. Spnadr Pfd New      COMMON           N/A              0       63 SH     Sole                        63
Adobe Systems Inc              COMMON           00724f101       31      200 SH     Sole                       200
Advance Fibre                  COMMON           00754A105      144    3,800 SH     Sole                     3,800
Agilent Technologies Inc.      COMMON           00864U101    1,911   39,055 SH     Sole                    39,055
Allstate Corp                  COMMON           020002101       35    1,000 SH     Sole                     1,000
Altria Group Inc.              COMMON           02209S103        6      200 SH     Sole                       200
Amer Home Products             COMMON           026609107      605   10,700 SH     Sole                    10,700
Ameren Corp                    COMMON           023608102       47    1,133 SH     Sole                     1,133
American Elec Power            COMMON           025537101       35      900 SH     Sole                       900
American Express               COMMON           025816109      255    4,200 SH     Sole                     4,200
Applied Material               COMMON           038222015       24      400 SH     Sole                       400
At Home Corp                   COMMON                          151   10,700 SH     Sole                    10,700
Avery Dennison Corp            COMMON           053611109        5      100 SH     Sole                       100
BMC Software                   COMMON           055921100      260   13,600 SH     Sole                    13,600
BP Amoco PLC                   COMMON           055622104      822   15,510 SH     Sole                    15,510
Bank of America Corp.          COMMON           06605F102      332    6,343 SH     Sole                     6,343
Barrick Gold Corp              COMMON           067901108        2      146 SH     Sole                       146
Baxter International           COMMON           071813109    1,415   17,733 SH     Sole                    17,733
Best Food Inc.                 COMMON           08658U101      262    3,600 SH     Sole                     3,600
Boeing Company                 COMMON           097023105    1,707   27,100 SH     Sole                    27,100
Bristol Myers                  COMMON           110122108      274    4,800 SH     Sole                     4,800
CNF Transportation             COMMON           12612W104       13      600 SH     Sole                       600
COMPAQ Computer                COMMON           204493100      819   29,700 SH     Sole                    29,700
Campbell Soup                  COMMON           134429109       21      800 SH     Sole                       800
Checkpoint Systems             COMMON           M22465104        2      300 SH     Sole                       300
Chevron Corp.                  COMMON           166751107      159    1,866 SH     Sole                     1,866
Chiron Corp                    COMMON           170040109      135    3,000 SH     Sole                     3,000
Cisco Systems Inc.             COMMON           17275R102      959   17,360 SH     Sole                    17,360
Citigroup                      COMMON           172967101      223    4,119 SH     Sole                     4,119
Coca-Cola                      COMMON           191216100        6      100 SH     Sole                       100
Colgate Palmolive              COMMON           194162103       57    1,200 SH     Sole                     1,200
Comcast Cl A                   COMMON           200300200      491   12,000 SH     Sole                    12,000
Computer Sciences              COMMON           205363104    2,279   30,700 SH     Sole                    30,700
Consolidated Edison            COMMON           209115104       11      334 SH     Sole                       334
Constellation Energy Group Inc.COMMON           210371100       30      600 SH     Sole                       600
Copytele Inc.                  COMMON           217721109        8    6,000 SH     Sole                     6,000
Corn Products Intl Inc.        COMMON           219023108        8      350 SH     Sole                       350
Cummings Engine                COMMON           231021106       30    1,000 SH     Sole                     1,000
Dell Computers                 COMMON           247025109        6      200 SH     Sole                       200
Dial Corp                      COMMON           253651103        2      200 SH     Sole                       200
Dow Chemical                   COMMON           260543103       39    1,575 SH     Sole                     1,575
Dupont                         COMMON           263534109    1,330   32,100 SH     Sole                    32,100
Eastman Chemical               COMMON           277432100        1       25 SH     Sole                        25
Eastman Kodak                  COMMON           277461109        4      100 SH     Sole                       100
Edison Intl Corp               COMMON           281020107       38    1,966 SH     Sole                     1,966
Edwards Lifesciences Corp      COMMON           28176E108       77    3,546 SH     Sole                     3,546
El Paso Corp                   COMMON           283905107        3       46 SH     Sole                        46
Emerson electric               COMMON           291011104    2,807   41,900 SH     Sole                    41,900
Engelhard Corp                 COMMON           292845104      323   19,900 SH     Sole                    19,900
Ericsson (LM) Tel ADR          COMMON           294821400    1,537  101,200 SH     Sole                   101,200
Exxon Mobil Corp.              COMMON           30231G102      374    4,192 SH     Sole                     4,192
FINOVA Group                   COMMON                            1      100 SH     Sole                       100
Fairchild Semiconductor        COMMON           303726103      301   10,700 SH     Sole                    10,700
Fedl National Mtge             COMMON           313400301      443    6,200 SH     Sole                     6,200
Ford Motor Co                  COMMON           345370860       27    1,048 SH     Sole                     1,048
Fox Entertainment Group        COMMON           35138T107      964   36,380 SH     Sole                    36,380
Fremont General                COMMON           357288109        1      400 SH     Sole                       400
Gap, Inc.                      COMMON           364760108        8      395 SH     Sole                       395
General Electric               COMMON           369604103      173    3,000 SH     Sole                     3,000
General Motors                 COMMON           370442105        9      135 SH     Sole                       135
Genzyme Corp                   COMMON           372917104    1,614   23,667 SH     Sole                    23,667
Georgia Gulf Corp              COMMON           373200203       23    2,000 SH     Sole                     2,000
Gillette                       COMMON           375766102        3      100 SH     Sole                       100
Glaxo PLC ADR                  COMMON           37733W105      121    2,000 SH     Sole                     2,000
Global Crossing Ltd.           COMMON           G3921A100      295    9,500 SH     Sole                     9,500
Hartford Finl Services         COMMON           416515104       88    1,200 SH     Sole                     1,200
Hercules, Inc.                 COMMON           427056106       99    7,000 SH     Sole                     7,000
Hewlett Packard                COMMON           428236103    1,811   18,672 SH     Sole                    18,672
Home Depot                     COMMON           437076102       24      450 SH     Sole                       450
Infonet Services Corp          COMMON           45666T106        7      700 SH     Sole                       700
Intel Corp                     COMMON           458140100    7,823  188,224 SH     Sole                   188,224
Intl Business Mach             COMMON           459200101    2,383   21,178 SH     Sole                    21,178
Johnson & Johnson              COMMON           478160104    2,462   26,205 SH     Sole                    26,205
Lehman Bros Inc.               COMMON           524908100       41      280 SH     Sole                       280
Lilly Eli & Co                 COMMON           532457108       12      150 SH     Sole                       150
Lowes Companies                COMMON           548661107       10      227 SH     Sole                       227
Lucent Technologies            COMMON           549463107    1,876   61,368 SH     Sole                    61,368
MBNA Corp                      COMMON           55262L100      117    3,037 SH     Sole                     3,037
MSDW Income Securities Inc.    COMMON           61745P87         7      429 SH     Sole                       429
McCormick & Co.                COMMON           579780206      119    4,000 SH     Sole                     4,000
Medtronics, Inc.               COMMON           585055106    1,223   23,600 SH     Sole                    23,600
Metron                         COMMON           N5665B105       16    2,000 SH     Sole                     2,000
Mettler Toledo Intl            COMMON           592688105      352    8,000 SH     Sole                     8,000
Microsoft                      COMMON           594918104    1,441   23,900 SH     Sole                    23,900
Milestone Scientific           COMMON           59935P100        4    2,000 SH     Sole                     2,000
Minn Mining & Mfg              COMMON           604059105      410    4,500 SH     Sole                     4,500
Montana Pwr Co                 COMMON           612085100        5      160 SH     Sole                       160
Morgan Stanley Dean Witter Inc.COMMON           617446448      244    2,666 SH     Sole                     2,666
Motorola                       COMMON           620076109      198    7,000 SH     Sole                     7,000
Mueller Industries Inc.        COMMON           624756102       13      600 SH     Sole                       600
Natl Semiconductor             COMMON           637640103      664   16,500 SH     Sole                    16,500
Nextel                         COMMON           65332v103      234    5,000 SH     Sole                     5,000
Nortel Network Corp            COMMON           656568102        6      100 SH     Sole                       100
Oracle Corp                    COMMON           68389X105    1,457   18,500 SH     Sole                    18,500
PACCAR Inc                     COMMON           693718108      161    4,332 SH   Defined                    4,332
Pacific Century Finl Corp      COMMON           694058108       13      740 SH     Sole                       740
Palm Pilot Inc.                COMMON           696642206        5      100 SH     Sole                       100
PepsiCo, Inc.                  COMMON           713448108      486   10,568 SH     Sole                    10,568
Pfizer                         COMMON           717081103      359    7,980 SH     Sole                     7,980
Pharmacia Corp                 COMMON           716941109      378    6,278 SH     Sole                     6,278
Phycor                         COMMON           71940F100        0    1,000 SH     Sole                     1,000
Prima Energy Co.               COMMON           741901201    1,065   20,000 SH   Defined                   20,000
Procter & Gamble               COMMON           742718109      366    5,464 SH     Sole                     5,464
Protein Design Labs            COMMON           74369L103      121    1,000 SH     Sole                     1,000
QWest Communications           COMMON           749121109       37      779 SH     Sole                       779
Quest Diagnostics Inc.         COMMON           74834L100       11      100 SH     Sole                       100
Ratheon Co. Cl-B               COMMON           755111507       11      400 SH     Sole                       400
Roche Holdings                 COMMON                            9      100 SH     Sole                       100
SBC Communications Inc         COMMON           78387G103      138    2,751 SH     Sole                     2,751
Safeway Inc.                   COMMON           786514205      467   10,000 SH     Sole                    10,000
Sara Lee Corp                  COMMON           803111103       20    1,000 SH     Sole                     1,000
Schering Plough                COMMON           806605101       23      500 SH     Sole                       500
Schlumberger Ltd.              COMMON           806857108       33      400 SH     Sole                       400
Sempra Energy                  COMMON           816851109       42    2,000 SH     Sole                     2,000
Singer Co. N.V.                COMMON           82930F109        0   10,000 SH     Sole                    10,000
Solutia Inc.                   COMMON                          284   25,000 SH     Sole                    25,000
Southern Co                    COMMON           842587107      157    4,840 SH     Sole                     4,840
Sun Microsystems               COMMON           866810104      696    5,962 SH     Sole                     5,962
TCW Conv Sec Fd Inc            COMMON           872340104       69    5,760 SH     Sole                     5,760
Target Group                   COMMON           87612E106        8      300 SH     Sole                       300
Texaco Inc                     COMMON           881694103       53    1,000 SH     Sole                     1,000
Time Warner Inc.               COMMON           887315109      110    1,400 SH     Sole                     1,400
Tower Automotive Inc.          COMMON           891707101       38    4,000 SH     Sole                     4,000
US Bancorp                     COMMON           902973106       68    3,000 SH     Sole                     3,000
USX Corp                       COMMON                            9      600 SH     Sole                       600
United Parcel Services         COMMON           911312106    1,641   29,100 SH     Sole                    29,100
Unocal                         COMMON           915289102    1,513   42,700 SH     Sole                    42,700
Verizon                        COMMON           92343V104      911   18,810 SH     Sole                    18,810
Viacom                         COMMON           925524308    1,513   25,855 SH     Sole                    25,855
Viad Corp                      COMMON           92552R109        5      200 SH     Sole                       200
Visteon Corp                   COMMON           92839U107        1       78 SH     Sole                        78
Walgreen Company               COMMON           931422109       76    2,000 SH     Sole                     2,000
Walmart Stores                 COMMON           931142103       58    1,200 SH     Sole                     1,200
Walt Disney                    COMMON           254687106        3       90 SH     Sole                        90
Wells Fargo                    COMMON           949746101        5      100 SH     Sole                       100
Worldcom Inc.                  COMMON           98157D106      175    5,750 SH     Sole                     5,750
Xcel Energy                    COMMON           98389B100       11      400 SH     Sole                       400
Xerox Corp.                    COMMON           984121103      153   10,140 SH     Sole                    10,140
ZapMe! Corporation             COMMON           98912E100        9    5,000 SH     Sole                     5,000
eSoft Inc.                     COMMON           296904105        6    1,000 SH     Sole                     1,000
Spieker Properties, Inc. Ser B PFD                             124    5,000 SH     Sole                     5,000
USX Cap Tr I Quips 6.75%       PFD              90339E20        49    1,500 SH     Sole                     1,500



Filer Manual Volume I		April 2003
1

Filer Manual Volume I	A-6	October 2002